Expense Example, No Redemption - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 467
3 Years	611
5 Years	768
10 Years	1,223
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	144
3 Years	446
5 Years	771
10 Years	1,494
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	464
3 Years	600
5 Years	748
10 Years	1,178
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	45
3 Years	141
5 Years	246
10 Years	555
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	32
3 Years	102
5 Years	178
10 Years	$ 404